LONG TERM LIABILITIES (Details 1)	Mar. 31, 2016 USD ($)
Future payments related to the promissory notes
December 31, 2016	$ 53,000
December 31, 2017	68,000
December 31, 2018	68,000
December 31, 2019	19,000
Total	$ 208,000